Balances and transactions with related parties	12 Months Ended
Dec. 31, 2020
Balances and transactions with related parties [Abstract]
Balances and transactions with related parties
15	Balances and transactions with related parties

The accounts payable and transactions with related parties as of December 31, 2020 and 2019 are summarized as follows:

	2020		2019
	Receivable	Payable	Receivable	Payable
TMM División Marítima, S.A. de C.V. (a)	$42,228	$-	$163,344	$-
SSA México, S.A. de C.V. (b)	-	1,458	-	87,573
	$42,228	$1,458	$163,344	$87,573

(a)	The accounts receivable is related to the maritime services provided to TMM DM by Grupo TMM. In September 2020, the Company agreed through an agreement with this related party to forgive $98,859.

(b)	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.

The most relevant transactions with related parties as of December 31, 2020, 2019 and 2018 are summarized as follows:

	2020	2019	2018
Revenue:
Maritime services (a)	$131,137	$159,772	$187,426
Shipping agency services (b)	499	758	-
Leases (c)	-	-	66
	$131,636	$160,530	$187,492

Costs:
Sub-agency commissions (d)	$107,692	$264,743	$-

Expenses:
Other expenses (e)	$440	$391	$366

(a)	Maritime services between TMM Dirección Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and TMM DM.

(b)	Shipping agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and TMM DM.

(c)	Grupo TMM, S.A.B. leasing operation with SSA México, S.A. de C.V. in Acapulco, Guerrero.

(d)	Shipping agency servicies provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.

(e)	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.

Transactions involving executive personnel for the years ended December 31, 2020, 2019 and 2018, include the following expenses:

	2020	2019	2018
Short-term benefits
Salaries	$36,003	$40,851	$33,790
Social security costs	1,633	497	462
	$37,636	$41,348	$34,252